Fees Summary	Nov. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,963,000
Previously Paid Amount	0.00
Total Fee Amount	3,668.74
Total Offset Amount	0.00
Net Fee	3,668.74
Narrative - Max Aggregate Offering Price	$ 23,963,000
Final Prospectus	true